Financial debt - Short-term financial debt (Details) - MXN ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial debt [Line Items]
Total short-term debt		$ 848,061	$ 3,440,399	$ 3,427,820
Loan of 140,000 thousand dollars, maturing in February 2019, at fixed rate 2.29 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt		0	0	2,757,460
Denominated in pesos, maturing in January 2019, at TIIE (1) FIRA (2) rate plus 1.25 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt	[1],[2]	0	0	100,306
Denominated in pesos, maturing in February 2019, at TIIE (1) rate plus 1.25 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt	[2]	0	0	300,028
Denominated in pesos, maturing in March 2019, at TIIE (1) rate plus 1.25 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt	[2]	0	0	250,023
Denominated in pesos, maturing in May 2019, at TIIE (1) rate plus 0.40 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt		0	0	20,003
Loan in the amount of 70,000 thousand dollars, maturing in January 2020, at LIBOR (3) rate plus 0.62 percentage points
Disclosure of financial debt [Line Items]
Total short-term debt		0	1,322,176	0
Loan denominated in pesos, maturing in January 2020, at TIIE (1) rate plus 0.50 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt		0	50,000	0
Loan denominated in pesos, maturing in February 2020, at TIIE (1) rate plus 1.05 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt		0	449,572	0
Loan in the amount of 80,000 thousand dollars, maturing in February 2020, at LIBOR6 (4) rate plus 0.35 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt		0	1,509,015	0
Loan denominated in pesos, maturing in May 2020, at TIIE (1) rate plus 1.05 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt		0	99,678	0
Loan denominated in pesos, maturing in June 2020, at TIIE (1) rate plus 0.50 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt		0	9,958	0
Loan in the amount of 39,000 thousand dollars, maturing in January 2021, at LIBOR (3) rate plus 0.60 percentage points
Disclosure of financial debt [Line Items]
Total short-term debt		778,050	0	0
Loan denominated in pesos, maturing in February 2021, at TIIE (1) rate plus 0.90 percentage points
Disclosure of financial debt [Line Items]
Total short-term debt		$ 70,011	$ 0	$ 0

[1]	FIRA (for its acronym in Spanish) = Agriculture Trust Funds
[2]	TIIE (for its acronym in Spanish) = Interbank Equilibrium Rate